Leases - Schedule of Movements in Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Balances at beginning of the year	$ 268,834	$ 277,022
Additions	19,100	11,100
Balance at end of the year	263,424	268,834
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Balances at beginning of the year	316,213	315,584
Additions	19,060	11,122
Decreases and disposals	(3,421)	(1,759)
Reclassified to property, plant and equipment and intangible assets	(1,404)	(7,451)
Reclassified to finance lease receivable		(1,535)
Effect of currency translation	(1,564)	252
Balance at end of the year	328,884	316,213
Accumulated Depreciation and Impairment
Disclosure of quantitative information about right-of-use assets [line items]
Balances at beginning of the year	(47,379)	(38,562)
Depreciation and impairment	(20,125)	(18,561)
Depreciation of disposals	239	1,122
Reclassified to property, plant and equipment and intangible assets	1,404	7,451
Reclassified to finance lease receivable		1,289
Effect of currency translation	401	(118)
Balance at end of the year	(65,460)	(47,379)
Vessels and Ships
Disclosure of quantitative information about right-of-use assets [line items]
Balances at beginning of the year	213,465	221,902
Balance at end of the year	218,357	213,465
Vessels and Ships | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Balances at beginning of the year	225,141	225,141
Additions	16,181
Effect of currency translation	(629)
Balance at end of the year	240,693	225,141
Vessels and Ships | Accumulated Depreciation and Impairment
Disclosure of quantitative information about right-of-use assets [line items]
Balances at beginning of the year	(11,676)	(3,239)
Depreciation and impairment	(10,701)	(8,437)
Effect of currency translation	41
Balance at end of the year	(22,336)	(11,676)
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Balances at beginning of the year	46,225	43,834
Balance at end of the year	37,142	46,225
Buildings | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Balances at beginning of the year	77,090	69,250
Additions	1,112	9,364
Decreases and disposals	(3,355)
Reclassified to finance lease receivable		(1,535)
Effect of currency translation	(461)	11
Balance at end of the year	74,386	77,090
Buildings | Accumulated Depreciation and Impairment
Disclosure of quantitative information about right-of-use assets [line items]
Balances at beginning of the year	(30,865)	(25,416)
Depreciation and impairment	(6,756)	(6,692)
Depreciation of disposals	173
Reclassified to finance lease receivable		1,289
Effect of currency translation	204	(46)
Balance at end of the year	(37,244)	(30,865)
Other
Disclosure of quantitative information about right-of-use assets [line items]
Balances at beginning of the year	9,144	11,286
Balance at end of the year	7,925	9,144
Other | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Balances at beginning of the year	13,982	21,193
Additions	1,767	1,758
Decreases and disposals	(66)	(1,759)
Reclassified to property, plant and equipment and intangible assets	(1,404)	(7,451)
Effect of currency translation	(474)	241
Balance at end of the year	13,805	13,982
Other | Accumulated Depreciation and Impairment
Disclosure of quantitative information about right-of-use assets [line items]
Balances at beginning of the year	(4,838)	(9,907)
Depreciation and impairment	(2,668)	(3,432)
Depreciation of disposals	66	1,122
Reclassified to property, plant and equipment and intangible assets	1,404	7,451
Effect of currency translation	156	(72)
Balance at end of the year	$ (5,880)	$ (4,838)